Revenues from Contracts with Customers - Schedule of Components of Revenue (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 3,119,642	$ 2,790,128
Revenue from other sources	1,890,086	2,568,528
Total revenues	5,009,728	5,358,656	$ 5,048,906
Commissions and other fees
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	662,546	675,772
Total revenues	662,546	675,772	617,020
Investment banking
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,904,870	1,526,992
Total revenues	1,904,870	1,526,992	1,764,285
Manufacturing revenues
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	357,427	324,659
Total revenues	357,427	324,659	326,197
Other
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	194,799	262,705
Principal transactions
Disaggregation of Revenue [Line Items]
Revenue from other sources	232,224	559,300
Total revenues	232,224	559,300	923,418
Interest income
Disaggregation of Revenue [Line Items]
Revenue from other sources	1,294,325	1,603,940
Total revenues	1,294,325	1,603,940	$ 993,198
Other
Disaggregation of Revenue [Line Items]
Revenue from other sources	$ 363,537	$ 405,288